Significant Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Significant Transactions (Tables) [Line Items]
Schedule of Fair Value of the Consideration Transferred	On April 1, 2021, we completed the acquisition of Viridian, a cannabis business management software provider that is built on SAP Business One. We acquired Viridian in exchange for 51,550 shares of our Common Stock valued at $6.2 million at the date of acquisition. The fair value of the consideration transferred as of the date of acquisition is reflected in the table below (in thousands):
Shares issued	$6,186
Contingent consideration	2
Total fair value of consideration transferred	$6,188

Schedule of Fair Values of Assets Acquired and Liabilities	The presentation below reflects our final purchase price allocation, summarizing the fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):
Accounts receivable	$556
Prepaid expenses and other current assets	148
Capitalized software	423
Acquired technology	470
Customer relationships	820
Acquired trade name	20
Goodwill	5,408
Accounts payable and accrued expenses	(350)
Deferred tax liabilities	(307)
Deferred revenue	(1,000)
Net assets acquired	$6,188

365 Cannabis [Member]
Significant Transactions (Tables) [Line Items]
Schedule of Fair Value of the Consideration Transferred	The fair value of the consideration transferred as of the date of acquisition is reflected in the table below (in thousands):
Shares issued	$11,060
Cash	4,982
Contingent consideration	6,300
Total fair value of consideration transferred	$22,342

Schedule of Fair Values of Assets Acquired and Liabilities	The presentation below reflects our final purchase price allocation, summarizing the fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):
Cash	$527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	12,489
Accounts payable and accrued expenses	(2,588)
Deferred tax liabilities	(826)
Deferred revenue	(3,300)
Net assets acquired	$22,342